CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore U.S. Capital Markets Bond ETF
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

Supplement to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for the above listed Funds:

The first sentence of the second paragraph in the section titled “Investment Objective” of the Prospectus for the Claymore U.S. Capital Markets Bond ETF is hereby deleted and replaced with the following:

Effective January 24, 2011 (or as soon as possible thereafter upon receipt of necessary regulatory approvals from the Securities and Exchange Commission), the name of the Claymore U.S. Capital Markets Bond ETF will change to Guggenheim Enhanced Core Bond ETF and its ticker symbol will change to GIY.

The first sentence of the second paragraph in the section titled “Investment Objective” of the Prospectus for the Claymore U.S. Capital Markets Micro-Term Fixed Income ETF is hereby deleted and replaced with the following:

Effective January 24, 2011 (or as soon as possible thereafter upon receipt of necessary regulatory approvals from the Securities and Exchange Commission), the name of the Claymore U.S. Capital Markets Micro-Term Fixed Income ETF will change to Guggenheim Enhanced Ultra-Short Bond ETF and its ticker symbol will change to GSY.

The first sentence of the fifth paragraph in the section titled “General Description of the Trust and the Funds” of the SAI is hereby deleted and replaced with the following:

Effective January 24, 2011 (or as soon as possible thereafter upon receipt of necessary regulatory approvals from the Securities and Exchange Commission), the name of the Claymore U.S. Capital Markets Bond ETF will change to Guggenheim Enhanced Core Bond ETF and its ticker symbol will change to GIY, and the name of the Claymore U.S. Capital Markets Micro-Term Fixed Income ETF will change to Guggenheim Enhanced Ultra-Short Bond ETF and its ticker symbol will change to GSY.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

November 23, 2010
ETF-PRO-UBDULQ-SUP112310